Organization and Nature of Operations (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization and Nature of Operations
Number of proprietary products that address large market opportunities in epilepsy and attention deficit hyperactivity disorder	2
Net income (loss)	$ (32,771)	$ (28,160)	$ 53,815	$ (38,463)	$ 460
Gain on the sale of TCD, net of taxes			$ 74,852
Minimum number of products to be established in the market to avoid operating losses	1